Financial risk management - Market risk (Details) € in Thousands, $ in Millions	12 Months Ended
	Jun. 30, 2020 EUR (€)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 EUR (€) $ / £	Jun. 30, 2020 EUR (€) € / £	Jun. 30, 2020 EUR (€)	Jun. 30, 2020 GBP (£)	Jun. 30, 2019 EUR (€)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 EUR (€) $ / £	Jun. 30, 2019 EUR (€) € / £	Jun. 30, 2019 EUR (€)	Jun. 30, 2019 GBP (£)	Jun. 30, 2018 EUR (€)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 GBP (£) $ / £	Jun. 30, 2018 GBP (£) € / £	Jun. 30, 2018 GBP (£)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 GBP (£)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 GBP (£)	Jun. 30, 2017 GBP (£)
Details of currency and interest rate risks
Revenue from contracts with customers						£ 509,041,000						£ 627,122,000					£ 589,758,000
Forward foreign currency contracts outstanding at the balance sheet date
Average exchange rate			1.2633	1.1391					1.2959	1.1346					1.3465	1.1327
Derivative financial instruments, assets																			£ 2,783,000		£ 342,000
Foreign currency denominated monetary assets and monetary liabilities
Trade receivables																			159,679,000		33,740,000
Cash and cash equivalents															£ 242,022,000	£ 242,022,000	£ 242,022,000		51,539,000		307,637,000	£ 290,267,000
Trade and other payables																			(267,415,000)		(309,569,000)
Borrowings																			(525,615,000)		(511,232,000)
Derivative financial liabilities																			(9,136,000)		(2,298,000)
Embedded foreign exchange derivatives
Forward foreign currency contracts outstanding at the balance sheet date
Derivative financial instruments, assets																			150,000		245,000
Buy Euro | Forward foreign currency contracts
Forward foreign currency contracts outstanding at the balance sheet date
Average exchange rate | € / £				1.1626						1.1272
Principal amount / Notional amount	€ 46,976		€ 46,976	€ 46,976	€ 46,976		€ 6,639		€ 6,639	€ 6,639	€ 6,639								40,405,000		5,890,000
Derivative financial instruments, assets																			2,633,000		97,000
Interest rate risk
Foreign currency denominated monetary assets and monetary liabilities
Percentage of reasonably possible change in risk assumption					1.00%						1.00%
Euro
Details of currency and interest rate risks
Revenue from contracts with customers | €	€ 19,200						€ 94,400						€ 43,400
Foreign currency denominated monetary assets and monetary liabilities
Contract assets - accrued revenue																			2,945,000		713,000
Trade receivables																			56,226,000		10,286,000
Cash and cash equivalents																			24,219,000		30,276,000
Trade and other payables																			(55,193,000)		(22,657,000)
Exposure to foreign currency, net																			28,197,000		18,618,000
Euro | Currency risk
Foreign currency denominated monetary assets and monetary liabilities
Percentage of reasonably possible change in risk assumption					10.00%						10.00%
Increase (decrease) in post-tax profit due to reasonably possible strengthening of GBP against currency						(2,000,000)						(2,100,000)
Increase (decrease) in equity due to reasonably possible strengthening of GBP against currency																			(2,000,000)		(2,100,000)
Increase (decrease) in post-tax profit due to reasonably possible weakening of GBP against currency						2,500,000						1,600,000
Increase (decrease) in equity due to reasonably possible weakening of GBP against currency																			2,500,000		1,600,000
US dollar
Details of currency and interest rate risks
Revenue from contracts with customers | $		$ 147.5						$ 155.9						$ 164.4
Foreign currency denominated monetary assets and monetary liabilities
Contract assets - accrued revenue																			2,277,000		1,316,000
Trade receivables																			88,554,000		10,718,000
Cash and cash equivalents																			2,642,000		244,156,000
Trade and other payables																			(1,685,000)		(1,609,000)
Borrowings																			(525,615,000)		(505,779,000)
Derivative financial liabilities																			(9,136,000)		(2,298,000)
Exposure to foreign currency, net																			(442,963,000)		(253,496,000)
US dollar | Currency risk
Foreign currency denominated monetary assets and monetary liabilities
Percentage of reasonably possible change in risk assumption					10.00%						10.00%
Increase (decrease) in post-tax profit due to reasonably possible strengthening of GBP against currency						31,800,000						21,800,000
Increase (decrease) in equity due to reasonably possible strengthening of GBP against currency																			31,800,000		21,800,000
Increase (decrease) in post-tax profit due to reasonably possible weakening of GBP against currency						£ (38,900,000)						£ (29,600,000)
Increase (decrease) in equity due to reasonably possible weakening of GBP against currency																			£ (38,900,000)		£ (29,600,000)
Secured term loan facility and senior secured notes
Forward foreign currency contracts outstanding at the balance sheet date
Principal amount / Notional amount | $																		$ 650.0		$ 650.0